Accounts receivable and allowance for credit losses (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Allowance for credit losses	$ 31,275	¥ 222,891	¥ 3,951,391